BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SUMMARY OF MATURITY OF BANK BORROWINGS

The following table shows the maturity of the Company’s bank borrowings as of December 31, 2024:

For the years ending December 31,	Amount
2025	$170,726
2026	90,012
2027	92,749
2028	58,479
2029	7,518
Total Bank Borrowings	$419,484